Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit for the year	₩ 1,937,052	₩ 931,508	₩ 1,023,456
Adjustments for:
Income tax expense	395,580	384,725	410,526
Depreciation	2,791,883	2,643,445	2,969,394
Amortization of intangible assets	422,693	378,126	406,462
Gain on foreign currency translation	(187,558)	(250,508)	(73,057)
Loss on foreign currency translation	174,919	161,897	80,084
Expenses related to defined benefit plans	198,241	220,962	199,033
Gain on disposal of property, plant and equipment	(101,227)	(14,637)	(18,179)
Loss on disposal of property, plant and equipment	20,030	7,466	4,037
Impairment loss on property, plant and equipment		1,610	3,027
Impairment loss on inventories	206,127	204,123	363,755
Bad debt expense (reversal)	144	(19)	682
Gain on disposal of intangible assets	(308)
Loss on disposal of intangible assets	30	75	29
Impairment loss on intangible assets	1,809	138	239
Reversal of impairment loss on intangible assets	(35)		(80)
Warranty expenses	251,131	166,691	146,829
Finance income	(202,591)	(58,748)	(81,572)
Finance costs	142,591	187,931	222,699
Equity in income of equity method accounted investees, net	(9,560)	(8,339)	(18,765)
Other income	(16,812)	(15,546)	(12,454)
Other expenses	1,870	15,777	123,166
Adjustments for reconcile of profit and loss	6,026,009	4,956,677	5,749,311
Trade accounts and notes receivable	484,448	(553,756)	(1,061,400)
Other accounts receivable	(3,004)	62,981	38,411
Inventories	(262,106)	(98,435)	41,107
Other current assets	180,844	126,616	87,130
Other non-currentassets	(119,002)	(126,256)	(78,859)
Trade accounts and notes payable	113,590	(114,977)	(670,565)
Other accounts payable	106,930	66,930	(459,730)
Accrued expenses	181,509	(16,431)	(66,071)
Provisions	(210,973)	(160,462)	(143,228)
Other current liabilities	(585)	17,272	14,015
Defined benefit liabilities, net	(261,966)	(276,459)	(279,672)
Long-term advances received	1,020,470
Other non-currentliabilities	5,974	21,641	48,240
Cash generated from operating activities	7,262,138	3,905,341	3,218,689
Income taxes paid	(416,794)	(187,816)	(414,007)
Interests received	55,340	48,911	58,860
Interests paid	(136,483)	(125,530)	(136,965)
Net cash provided by operating activities	6,764,201	3,640,906	2,726,577
Cash flows from investing activities:
Dividends received	8,639	59,820	25,577
Proceeds from withdrawal of deposits in banks	2,206,148	3,293,398	2,306,672
Increase in deposits in banks	(1,803,718)	(2,684,810)	(2,544,114)
Acquisition of financial assets at fair value through profit or loss		(1,500)
Acquisition of available-for-sale financial assets	(273)	(859)	(4,550)
Proceeds from disposal of available-for-sale financial assets	917	507	2,263
Acquisition of investments in equity accounted investees	(20,309)		(30,647)
Proceeds from disposal of investments in equity accounted investees	13,128	29,745	7,263
Acquisition of property, plant and equipment	(6,592,435)	(3,735,948)	(2,364,988)
Proceeds from disposal of property, plant and equipment	160,252	278,067	447,320
Acquisition of intangible assets	(454,448)	(405,167)	(294,638)
Proceeds from disposal of intangible assets	1,674	261	1,135
Government grants received	1,859	6,393	5,017
Receipt from settlement of derivatives	2,592	4,008	(35)
Increase in short-term loans		(2,132)
Proceeds from collection of short-term loans	1,118	8,202
Increase in long-term loans	(13,930)	(32,498)	(16,516)
Decrease in deposits	4,272	2,436
Increase in deposits	(2,648)	(9,105)	(1,595)
Proceeds from disposal of emission rights	6,090
Acquisition of businesses, net of cash acquired			(270,093)
Net cash used in investing activities	(6,481,072)	(3,189,182)	(2,731,929)
Cash flows from financing activities:
Proceeds from short-term borrowings		107,345
Repayments of short-term borrowings	(105,864)		(223,626)
Proceeds from issuance of bonds	497,959	597,573	298,778
Proceeds from long-term borrowings	1,195,415	1,667,060	901,451
Repayments of long-term borrowings		(347,693)	(324,570)
Repayments of current portion of long-term borrowings and bonds	(544,731)	(1,520,287)	(744,788)
Capital contribution from non-controlling interests	4,300		102,908
Subsidiaries' dividends distributed to non-controlling interests	(5,929)	(17,143)	(5,743)
Dividends paid	(178,908)	(178,908)	(178,908)
Net cash provided by (used in) financing activities	862,242	307,947	(174,498)
Net increase (decrease) in cash and cash equivalents	1,145,371	759,671	(179,850)
Beginning Balance	1,558,696	751,662	889,839
Effect of exchange rate fluctuations on cash held	(101,507)	47,363	41,673
Ending Balance	₩ 2,602,560	₩ 1,558,696	₩ 751,662